Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

(15) Related Party Transactions

The Company enters into transactions during the ordinary course of business with officers and directors of the Company and entities in which they hold a significant financial interest. The following summarizes these transactions (in thousands):

	At December 31,
	2011	2010

Beginning loan balances	$12,487	11,497
Additions	3,657	8,201
Repayments	(4,176)	(7,211)

Loan balances at end of year	$11,968	12,487

Deposits held from related parties-Balance at end of year	$3,155	5,343